Subsequent Events (Details) - Subsequent Event [Member] - USD ($)	1 Months Ended
	Aug. 28, 2020	Jul. 27, 2020	Sep. 15, 2020	Aug. 13, 2020
Subsequent Events (Textual)
Equity interest percentage	10.00%	10.00%
Holding amount	$ 140,000	$ 140,000
Company injected amount			$ 147,451	$ 28,571
RMB [Member]
Subsequent Events (Textual)
Holding amount	$ 1,000,000
Company injected amount			$ 1,000,000
RMB [Member]
Subsequent Events (Textual)
Company injected amount				$ 200,000
RMB [Member]
Subsequent Events (Textual)
Holding amount		$ 1,000,000